16. Stock options (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options Tables
Schedule stock option activity
	2014		2013		2012
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	-	-	-	-	36,255	3.36
Granted	20,692	3.44	-	-	-	-
Cancelled/Expired	-	-	-	-	(36,255)	(3.36)
Exercised	-	-	-	-	-	-

Outstanding, end of year	20,692	3.44	-	-	-	-

Exercisable, end of year	-	-	-	-	-	-